Income Taxes - Income Tax Expense (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jul. 01, 2011	Apr. 01, 2011	Dec. 31, 2010	Oct. 01, 2010	Jul. 02, 2010	Apr. 02, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
The components of earnings before income taxes are as follows:
Earnings before income taxes	$ 137	$ 244	$ 319	$ 308	$ 259	$ 204	$ 338	$ 347	$ 253	$ 236	$ 289	$ 263	$ 1,008	$ 1,148	$ 1,041
Current
U.S. Federal													0	0	0
Non-U.S.													169	97	108
U.S. State and Local													2	1	2
Total current													171	98	110
Deferred
U.S. Federal													(98)	(157)	8
Non-U.S.													(97)	19	48
U.S. State and Local													(9)	(7)	0
Total deferred													(204)	(145)	56
Income tax expense													(33)	(47)	166
The reconciliation of income taxes calculated at the U.S. federal statutory income tax rate of 35% to income tax expense is:
Income taxes at U.S. statutory rate													353	399	364
U.S. state and local income taxes net of U.S. federal tax benefit													(7)	0	0
Difference in income tax on foreign earnings, losses and remittances													(206)	(77)	(36)
Tax holidays and incentives													(38)	(33)	(23)
Valuation allowance													(63)	(326)	(144)
Foreign and other tax credits													(82)	0	0
Nondeductible expenses													12	9	6
Other													(2)	(19)	(1)
Income tax expense													(33)	(47)	166
Income tax benefit related to various tax planning and restructuring actions	255												255
United States [Member]
The components of earnings before income taxes are as follows:
Earnings before income taxes													464	355	390
Foreign Country [Member]
The components of earnings before income taxes are as follows:
Earnings before income taxes													$ 544	$ 793	$ 651